UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21126

Name of Fund: BlackRock Municipal Income Trust II (BLE)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Donald C. Burke, Chief Executive Officer, BlackRock Municipal Income Trust II, 800 Scudders Mill Road, Plainsboro, NJ, 08536. Mailing address: P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 08/31/2008

Date of reporting period: 03/01/2008 – 05/31/2008

Item 1 – Schedule of Investments

BlackRock Municipal Income Trust II
Schedule of Investments May 31, 2008 (Unaudited)		(Percentages shown are based on Net Assets)
		Par
State	Municipal Bonds	(000)	Value
Arizona - 4.4%	Pima County, Arizona, IDA, Education Revenue Bonds (American
	Charter Schools Foundation), Series A, 5.625%, 7/01/38	$2,525	$2,339,261
	Salt Verde Financial Corporation, Arizona, Senior Gas Revenue Bonds, 5%,
	12/01/32	5,635	5,069,584
	Salt Verde Financial Corporation, Arizona, Senior Gas Revenue Bonds, 5%,
	12/01/37	7,890	6,982,966
			14,391,811
California - 10.8%	Agua Caliente Band of Cahuilla Indians, California, Casino Revenue Bonds, 6%,
	7/01/18	2,250	2,304,202
	California County Tobacco Securitization Agency, Tobacco Revenue Bonds
	(Stanislaus County Tobacco Funding Corporation), Sub-Series C, 6.30%,
	6/01/55 (a)	9,710	220,223
	California County Tobacco Securitization Agency, Tobacco Revenue Bonds
	(Stanislaus County Tobacco Funding Corporation), Sub-Series D, 7.251%,
	6/01/55 (a)	12,410	241,374
	California Health Facilities Financing Authority Revenue Bonds (Sutter
	Health), Series A, 5.25%, 11/15/46	5,000	4,972,050
	California Mobile Home Park Finance Authority Revenue Bonds (Palomar
	Estates East and West), Series A, 5.25%, 3/15/34 (b)	3,500	3,111,360
	California State, GO, Refunding, 5%, 6/01/32	6,425	6,443,440
	California State, GO, Refunding, 5%, 6/01/34	2,700	2,703,267
	California Statewide Communities Development Authority, Health Facility
	Revenue Bonds (Memorial Health Services), Series A, 5.50%, 10/01/33	5,000	5,020,650
	San Francisco, California, City and County Redevelopment Agency,
	Community Facilities District Number 1, Special Tax Bonds (Mission Bay South
	Public Improvements Project), 6.625%, 8/01/27	4,620	4,700,480
	University of California Revenue Bonds, Series B, 4.75%, 5/15/38	5,755	5,709,420
			36,557,304
Colorado - 5.6%	Colorado Health Facilities Authority Revenue Bonds (Catholic Health
	Initiatives), Series A, 5.50%, 3/01/32 (d)	10,000	10,560,100
	Colorado Health Facilities Authority, Revenue Refunding Bonds (Poudre Valley
	Health Care), 5.20%, 3/01/31 (c)	790	810,848
	Colorado Springs, Colorado, Utilities System Improvement Revenue Bonds,
	Subordinate Lien, Series C, 5%, 11/15/45 (c)	1,375	1,397,206

Portfolio Abbreviations
To simplify the listings of BlackRock Municipal Income Trust II's portfolio holdings in the Schedule of Investments, we have abbreviated the names of many of the securities according to the list below.
AMT	Alternative Minimum Tax (subject to)	HFA	Housing Finance Agency
EDA	Economic Development Authority	IDA	Industrial Development Authority
EDR	Economic Development Revenue Bonds	IDR	Industrial Development Revenue Bonds
GO	General Obligation Bonds	M/F	Multi-Family
HDA	Housing Development Authority

BlackRock Municipal Income Trust II
Schedule of Investments May 31, 2008 (Unaudited)		(Percentages shown are based on Net Assets)
		Par
State	Municipal Bonds	(000)	Value
	Northwest Parkway Public Highway Authority, Colorado, Senior
	Revenue Bonds, Series A, 5.25%, 6/15/11 (c)(e)	$4,000	$4,317,560
	Park Creek Metropolitan District, Colorado, Senior Limited Tax Supported
	Revenue Refunding Bonds, 5.50%, 12/01/37	1,375	1,285,831
			22,283,958
District of Columbia -	District of Columbia, Revenue Refunding Bonds (Friendship Public Charter
6.1%	School, Inc.), 5.25%, 6/01/33 (b)	1,265	1,119,120
	District of Columbia Tobacco Settlement Financing Corporation, Asset-Backed
	Revenue Refunding Bonds, 6.50%, 5/15/33	7,500	7,277,550
	District of Columbia Tobacco Settlement Financing Corporation, Asset-Backed
	Revenue Refunding Bonds, 6.75%, 5/15/40	11,500	11,562,675
			19,959,345
Florida - 14.0%	Leesburg, Florida, Hospital Revenue Bonds (Leesburg Regional Medical Center
	Project), 5.50%, 7/01/32	2,650	2,574,130
	Live Oak Community Development District Number 001, Florida, Special
	Assessment Bonds, Series A, 6.30%, 5/01/34	3,125	3,163,188
	Miami Beach, Florida, Health Facilities Authority, Hospital Revenue Refunding
	(Mount Sinai Medical Center of Florida), 6.75%, 11/15/21	6,230	6,426,557
	Orange County, Florida, Health Facilities Authority, Hospital Revenue Bonds
	(Adventist Health System), 5.625%, 11/15/12 (e)	6,850	7,611,035
	Orange County, Florida, Tourist Development, Tax Revenue Refunding Bonds,
	4.75%, 10/01/32 (f)	3,990	3,812,365
	Pinellas County, Florida, Health Facilities Authority Revenue Bonds (BayCare
	Health System Inc.), 5.50%, 5/15/13 (e)	14,000	15,507,940
	Stevens Plantation Community Development District, Florida, Special
	Assessment Revenue Bonds, Series A, 7.10%, 5/01/35	2,015	2,032,208
	Sumter County, Florida, IDA, IDR (North Sumter Utility Company LLC), AMT,
	6.90%, 10/01/34	4,465	4,502,819
			45,630,242
Georgia - 2.3%	Main Street Natural Gas, Inc., Georgia, Gas Project Revenue Bonds, Series A,
	6.375%, 7/15/38	1,940	1,983,204
	Milledgeville-Baldwin County, Georgia, Development Authority Revenue Bonds
	(Georgia College and State University Foundation), 5.625%, 9/01/14 (e)	5,000	5,688,150
			7,671,354
Illinois - 10.1%	Centerpoint Intermodal Center Program Trust, Illinois, Tax Allocation Bonds,
	Class A, 8%, 6/15/23 (g)	2,470	2,328,666
	Illinois Health Facilities Authority, Revenue Refunding Bonds (Elmhurst
	Memorial Healthcare), 5.50%, 1/01/22	8,000	8,057,520
	Illinois Municipal Electric Agency, Power Supply Revenue Bonds, 4.50%,
	2/01/35 (h)	4,340	3,915,635
	Illinois Sports Facilities Authority, State Tax Supported Revenue Bonds,
	5.546%, 6/15/30 (a)(i)	15,000	13,850,250
	Illinois State Finance Authority Revenue Bonds (Friendship Village of
	Schaumburg), Series A, 5.625%, 2/15/37	910	745,117

BlackRock Municipal Income Trust II
Schedule of Investments May 31, 2008 (Unaudited)		(Percentages shown are based on Net Assets)
		Par
State	Municipal Bonds	(000)	Value
	Illinois State Finance Authority Revenue Bonds (Monarch Landing,
	Inc. Project), Series A, 7%, 12/01/37	$1,585	$1,571,321
	Illinois State Finance Authority Revenue Bonds (Northwestern Memorial
	Hospital), Series A, 5.50%, 8/15/14 (e)	1,880	2,113,740
	Illinois State Finance Authority, Student Housing Revenue Bonds (MJH
	Education Assistance IV LLC), Sub-Series B, 5.375%, 6/01/35	900	270,477
			34,238,796
Indiana - 5.0%	Indiana Health Facilities Financing Authority, Revenue Refunding Bonds
	(Ascension Health Credit Group), Series F, 5.375%, 11/15/25	5,000	5,427,500
	Indianapolis, Indiana, Local Public Improvement Bond Bank Revenue Bonds
	(Waterworks Project), Series A, 5.25%, 7/01/12 (e)(j)	10,000	10,867,000
			16,294,500
Maryland - 1.0%	Maryland State Health and Higher Educational Facilities Authority Revenue
	Bonds (Union Hospital of Cecil County), 5.625%, 7/01/32	1,000	1,012,850
	Maryland State Health and Higher Educational Facilities Authority, Revenue
	Refunding Bonds (MedStar Health, Inc.), 5.50%, 8/15/33	2,240	2,242,128
			3,254,978
Michigan - 0.7%	Michigan State Hospital Finance Authority, Revenue Refunding Bonds (Henry
	Ford Health System), Series A, 5.25%, 11/15/46	2,305	2,237,533
Missouri - 1.9%	Highway 370/Missouri Bottom Road/Taussig Road Transportation
	Development District Revenue Bonds, 7.20%, 5/01/33	6,000	6,222,900
Nevada - 0.9%	Clark County, Nevada, EDR, Refunding (Alexander Dawson School of Nevada
	Project), 5%, 5/15/29	2,855	2,818,427
New Jersey - 12.3%	New Jersey EDA, Cigarette Tax Revenue Bonds, 5.50%, 6/15/31 (k)	9,000	9,198,990
	New Jersey EDA, Cigarette Tax Revenue Bonds, 5.75%, 6/15/34	4,000	3,889,480
	New Jersey EDA, EDR (Kapkowski Road Landfill Reclamation Improvement
	District Project), AMT, Series B, 6.50%, 4/01/31	10,000	10,178,400
	New Jersey EDA, EDR, Refunding (Kapkowski Road Landfill Reclamation
	Improvement District Project), 6.50%, 4/01/28	7,475	7,706,501
	New Jersey EDA, Special Facility Revenue Bonds (Continental Airlines Inc.
	Project), AMT, 7.20%, 11/15/30	10,100	9,089,293
			40,062,664
New Mexico - 1.8%	New Mexico Region III Housing Authority, M/F Housing Revenue Bonds (Villa
	Del Oso Apartments), Series A, 6%, 1/01/13 (e)	5,200	5,930,236
New York - 6.4%	Albany, New York, IDA, Civic Facility Revenue Bonds (New Covenant Charter
	School Project), Series A, 7%, 5/01/35	985	769,630
	New York City, New York, City IDA, Special Facility Revenue Bonds
	(Continental Airlines Inc. Project), AMT, 7.75%, 8/01/31	6,700	6,335,386
	New York Liberty Development Corporation Revenue Bonds (Goldman Sachs
	Headquarters), 5.25%, 10/01/35	2,725	2,838,197

BlackRock Municipal Income Trust II
Schedule of Investments May 31, 2008 (Unaudited)		(Percentages shown are based on Net Assets)
		Par
State	Municipal Bonds	(000)	Value
	New York State Dormitory Authority, Non-State Supported Debt
	Revenue Bonds (Columbia University), 5%, 7/01/38	$5,000	$5,184,300
	Port Authority of New York and New Jersey, Special Obligation Revenue Bonds
	(Continental Airlines, Inc. - LaGuardia Project), AMT, 9%, 12/01/10	5,725	5,741,832
			21,868,251
North Carolina - 1.8%	Gaston County, North Carolina, Industrial Facilities and Pollution Control
	Financing Authority, Revenue Bonds (National Gypsum Company Project),
	AMT, 5.75%, 8/01/35	7,500	5,957,700
Ohio - 0.3%	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement
	Asset-Backed Bonds, Series A-2, 6.50%, 6/01/47	1,190	1,110,805
Oklahoma - 1.6%	Oklahoma State Development Finance Authority, Revenue Refunding Bonds
	(Saint John Health System), 5%, 2/15/42	1,520	1,474,126
	Tulsa, Oklahoma, Municipal Airport Trust, Revenue Refunding Bonds, Series A,
	7.75%, 6/01/35	3,925	3,810,547
			5,284,673
Pennsylvania - 6.0%	Monroe County, Pennsylvania, Hospital Authority Revenue Bonds (Pocono
	Medical Center), 6%, 1/01/14 (e)	5,000	5,677,950
	Pennsylvania Economic Development Financing Authority, Exempt Facilities
	Revenue Bonds (Amtrak Project), AMT, Series A, 6.375%, 11/01/41	5,175	5,256,869
	Pennsylvania Economic Development Financing Authority, Exempt Facilities
	Revenue Bonds (Reliant Energy), AMT, Series A, 6.75%, 12/01/36	8,425	8,495,096
			19,429,915
South Carolina - 5.8%	Greenwood County, South Carolina, Hospital Facilities Revenue Bonds (Self
	Memorial Hospital), 5.50%, 10/01/26	3,280	3,332,611
	Greenwood County, South Carolina, Hospital Facilities Revenue Bonds (Self
	Memorial Hospital), 5.50%, 10/01/31	3,250	3,277,267
	South Carolina Jobs EDA, Hospital Facilities Revenue Bonds (Georgetown
	Memorial Hospital), 5.375%, 2/01/30 (k)	3,750	3,752,400
	South Carolina Jobs EDA, Hospital Facilities Revenue Refunding Bonds
	(Palmetto Health Alliance), Series A, 6.25%, 8/01/31	2,640	2,696,866
	South Carolina Jobs EDA, Hospital Facilities Revenue Refunding Bonds
	(Palmetto Health Alliance), Series C, 6.875%, 8/01/13 (e)	4,450	5,216,735
	South Carolina Jobs EDA, Hospital Facilities Revenue Refunding Bonds
	(Palmetto Health Alliance), Series C, 6.875%, 8/01/13 (e)	550	643,341
			18,919,220
Tennessee - 3.2%	Knox County, Tennessee, Health, Educational and Housing Facilities Board,
	Hospital Facilities Revenue Refunding Bonds (Covenant Health), Series A,
	5.77%, 1/01/21 (a)(c)	20,405	10,344,519

BlackRock Municipal Income Trust II
Schedule of Investments May 31, 2008 (Unaudited)		(Percentages shown are based on Net Assets)
		Par
State	Municipal Bonds	(000)	Value
Texas - 20.4%	Dallas-Fort Worth, Texas, International Airport, Joint Revenue
	Bonds, AMT, Series B, 6%, 11/01/23 (j)	$2,000	$2,025,620
	Gulf Coast Waste Disposal Authority, Texas, Revenue Refunding Bonds
	(International Paper Company), AMT, Series A, 6.10%, 8/01/24	20,000	19,615,600
	Harris County-Houston Sports Authority, Texas, Revenue Refunding Bonds,
	Third Lien, Series A-3, 5.96%, 11/15/36 (a)(j)	25,375	4,649,461
	Lower Colorado River Authority, Texas, Revenue Refunding Bonds, 5%,
	5/15/13 (e)(j)	30	32,591
	Lower Colorado River Authority, Texas, Revenue Refunding Bonds, 5%,
	5/15/31 (j)	1,270	1,279,944
	Lower Colorado River Authority, Texas, Revenue Refunding Bonds, Series A,
	5%, 5/15/13 (e)(j)	5	5,432
	Montgomery County, Texas, Municipal Utility District Number 46, Waterworks
	and Sewer System, GO, 4.75%, 3/01/30 (j)	930	921,221
	SA Energy Acquisition Public Facilities Corporation, Texas, Gas Supply
	Revenue Bonds, 5.50%, 8/01/24	3,600	3,645,972
	Texas State Turnpike Authority, Central Texas Turnpike System Revenue
	Bonds, 6.09%, 8/15/36 (a)(i)	73,370	13,778,886
	Texas State Turnpike Authority, Central Texas Turnpike System Revenue
	Bonds, 6.10%, 8/15/37 (a)(i)	65,000	11,463,400
	Texas State Turnpike Authority, Central Texas Turnpike System Revenue
	Bonds, 6.10%, 8/15/38 (a)(i)	27,600	4,578,288
	Texas State Turnpike Authority, Central Texas Turnpike System Revenue
	Bonds, First Tier, Series A, 5%, 8/15/42 (i)	4,575	4,510,447
			66,506,862
Virginia - 2.8%	Halifax County, Virginia, IDA, Exempt Facility Revenue Refunding Bonds (Old
	Dominion Electric Cooperative Project), AMT, 5.625%, 6/01/28 (i)	9,000	9,199,710
Washington - 1.4%	Washington State Health Care Facilities Authority, Revenue Refunding Bonds
	(Providence Health System), Series A, 4.625%, 10/01/34 (h)	4,820	4,549,935
West Virginia - 0.3%	West Virginia EDA, Lease Revenue Bonds (Correctional, Juvenile and Public
	Safety Facilities), Series A, 5%, 6/01/29 (j)	1,115	1,128,826
Wisconsin - 2.9%	Wisconsin State Health and Educational Facilities Authority Revenue Bonds
	(Aurora Health Care, Inc.), 6.40%, 4/15/33	3,930	4,042,634
	Wisconsin State Health and Educational Facilities Authority, Revenue
	Refunding Bonds (Wheaton Franciscan Services, Inc.), 5.75%, 2/15/12 (e)	5,000	5,527,400
			9,570,034
Wyoming - 0.5%	Wyoming Municipal Power Agency, Power Supply Revenue Bonds, Series A,
	5.50%, 1/01/33	800	811,264
	Wyoming Municipal Power Agency, Power Supply Revenue Bonds, Series A,
	5.50%, 1/01/38	750	758,873
			1,570,137

BlackRock Municipal Income Trust II
Schedule of Investments May 31, 2008 (Unaudited)		(Percentages shown are based on Net Assets)
		Par
State	Municipal Bonds	(000)	Value
Puerto Rico - 1.5%	Puerto Rico Commonwealth Highway and Transportation Authority,
	Transportation Revenue Refunding Bonds, Series N,
	5.25%, 7/01/36 (l)	$4,370	$4,742,499
	Total Municipal Bonds (Cost - $425,282,895) - 131.8%		430,308,907

	Corporate Bonds
Multi-State - 4.0%	Charter Mac Equity Issuer Trust, 5.75%, 4/30/15 (g)	1,000	1,051,330
	Charter Mac Equity Issuer Trust, 6%, 4/30/15 (g)	5,000	5,262,000
	Charter Mac Equity Issuer Trust, 6%, 4/30/19 (g)	3,500	3,707,095
	Charter Mac Equity Issuer Trust, 6.30%, 4/30/19 (g)	3,000	3,207,930
	Total Corporate Bonds (Cost - $12,500,000) - 4.0%		13,228,355

	Municipal Bonds Transferred to Tender Option Bond Trusts (m)
Alabama - 0.8%	Birmingham, Alabama, Special Care Facilities Financing Authority, Revenue
	Refunding Bonds (Ascension Health Credit), Series C-2,
	5%, 11/15/36	2,525	2,473,758
California - 1.0%	Sacramento County, California, Airport System Revenue Bonds, AMT,
	Series B, 5.25%, 7/01/39 (c)	3,475	3,449,678
Colorado - 3.5%	Colorado HFA Revenue Bonds (Catholic Health), Series C-7, 5%,
	9/01/36 (c)	2,710	2,735,471
	Colorado Health Facilities Authority Revenue Bonds (Catholic Health), Series
	C-3, 5.10%, 10/01/41 (c)	4,235	4,271,905
	Colorado Health Facilities Authority, Revenue Refunding Bonds (Poudre Valley
	Health Care), Series C, 5.25%, 3/01/40 (c)	2,750	2,802,664
	Colorado Health Facilities Authority, Revenue Refunding Bonds (Poudre Valley
	Health Care), Series B, 5.25%, 3/01/36 (c)	1,580	1,609,314
			11,419,354
Connecticut - 3.2%	Connecticut State Health and Educational Facilities Authority Revenue Bonds
	(Yale University), Series T-1, 4.70%, 7/01/29	5,180	5,268,220
	Connecticut State Health and Educational Facilities Authority Revenue Bonds
	(Yale University), Series X-3, 4.85%, 7/01/37	5,130	5,230,975
			10,499,195
Illinois - 1.3%	Chicago, Illinois, O'Hare International Airport, General Airport Revenue
	Refunding Bonds, Third Lien, AMT, Series C-2, 5.25%, 1/01/30 (c)	4,290	4,244,640
Massachusetts - 1.0%	Massachusetts State Water Resource Authority, Revenue Refunding Bonds
	Series A, 5%, 8/01/41	3,145	3,205,839
New York - 0.9%	New York State Environmental Facilities Corporation, State Clean Water and
	Drinking Revenue Bonds (New York City Water Project),
	Series B, 5%, 6/15/31	2,845	2,898,906
Ohio- 2.8%	Ohio State Air Quality Development Authority Refunding (Pollution Dayton),
	Series B, 4.80%, 1/01/34 (h)	9,140	9,165,501

BlackRock Municipal Income Trust II
Schedule of Investments May 31, 2008 (Unaudited)		(Percentages shown are based on Net Assets)
		Par
State	Municipal Bonds Transferred to Tender Option Bond Trusts (m)	(000)	Value
Virginia - 3.0%	University of Virginia, Revenue Refunding Bonds, 5%, 6/01/40	$5,910	$6,111,052
	Virginia State, HDA, Commonwealth Mortgage Revenue Bonds, Series H, Sub-
	Series H-1, 5.35%, 7/01/31 (j)	3,740	3,789,262
			9,900,314
Washington - 1.6%	Central Puget Sound Regional Transportation Authority, Washington, Sales
	and Use Tax Revenue Bonds, Series A, 5%, 11/01/32 (c)	3,040	3,129,650
	King County, Washington, Sewer Revenue Refunding Bonds, 5%,
	1/01/36 (c)	1,960	2,006,291
			5,135,941
	Total Municipal Bonds Transferred to
	Tender Option Bond Trusts (Cost - $62,202,776) - 19.1%		62,393,126
	Short-Term Securities	Shares
	Merrill Lynch Institutional Tax-Exempt Fund, 1.72% (n)(o)	60,000,000	60,000,000
	Total Short-Term Securities
	(Cost - $60,000,000) - 18.4%		60,000,000
	Total Investments (Cost - $559,985,671*) - 173.3%		565,930,388
	Other Assets Less Liabilities - 1.7%		5,635,240
	Liability for Trust Certificates, Including Interest
	Expenses and Fees Payable - (12.1%)	(39,425,495)
	Preferred Shares, at Redemption Value - (62.9%)		(205,640,513)
	Net Assets Applicable to Common Shares - 100.0%		$326,499,620

           * The cost and unrealized appreciation (depreciation) of investments as of May 31, 2008, as computed for federal income tax purposes, were as follows:

Aggregate cost	$520,597,347
Gross unrealized appreciation	$15,370,634
Gross unrealized depreciation	(9,435,755)
Net unrealized appreciation	$5,934,879

(a)	Represents a zero coupon bond; the interest rate shown reflects the effective yield at the time of purchase.

(b)	ACA Insured.

(c)	FSA Insured.

(d)	Security is collateralized by Municipal or U.S. Treasury Obligations.

(e)	U.S. government securities, held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.

(f)	XL Capital Insured.

(g)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors. Unless otherwise indicated, these securities are not considered to be illiquid.

(h)	FGIC Insured.

(i)	AMBAC Insured.

(j)	MBIA Insured.

(k)	Radian Insured.

BlackRock Municipal Income Trust II
Schedule of Investments May 31, 2008 (Unaudited)	(Percentages shown are based on Net Assets)

(l)	Assured Guaranty Insured.

(m)

Securities represent bonds transferred to a tender option bond trust in exchange for which the Trust acquired residual interest certificates. These securities serve as a collateral in a financing transaction.

(n)	Investments in companies considered to be an affiliate of the Trust, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

Affiliate	Net Activity	Dividend Income
Merrill Lynch Institutional Tax-Exempt Fund	56,800,000	$250,634

(o)	Represents the current yield as of report date.

•	Forward interest rate swaps outstanding as of May 31, 2008 were as follows:
	Notional
	Amount	Unrealized
	(000)	Appreciation
Pay a fixed rate of 4.498% and receive a floating rate
based on 3-month USD London Inter-Bank Offered Rate

Broker, JPMorgan Chase
Expires August 2018	$36,070	$631,081

Pay a fixed rate of 3.689% and receive a floating rate
based on 1-week Securities Industry and Financial
Markets Association (SIFMA) Municipal Swap Index rate

Broker, Citibank NA
Expires June 2028	$25,670	334,531
Total		$965,612

Item 2	–	Controls and Procedures

2(a)	–	The registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b)	–	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a- 3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3	–	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Municipal Income Trust II

		By:	/s/ Donald C. Burke
Donald C. Burke Chief Executive Officer of BlackRock Municipal Income Trust II

Date: July 18, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

		By:	/s/ Donald C. Burke
Donald C. Burke Chief Executive Officer (principal executive officer) of BlackRock Municipal Income Trust II

Date: July 18, 2008

		By:	/s/ Neal J. Andrews
Neal J. Andrews Chief Financial Officer (principal financial officer) of BlackRock Municipal Income Trust II

Date: July 18, 2008